Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Capital Stock and Additional Paid-In Capital	Treasury Stock	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Feb. 26, 2011	$ 8,938	$ 2,359	$ (160)	$ 6,749	$ (10)
Net income (loss)	1,164			1,164
Other comprehensive income (loss)	50				50
Shares issued:
Exercise of stock options	9	9
Stock-based compensation	97	97
Tax deficiencies related to stock-based compensation	(2)	(2)
Purchase of treasury stock	(156)		(156)
Stock Issued During Period Value Treasury Stock Vested		(17)	17
Ending Balance at Mar. 03, 2012	10,100	2,446	(299)	7,913	40
Net income (loss)	(646)			(646)
Other comprehensive income (loss)	(44)				(44)
Shares issued:
Stock-based compensation	86	86
Tax deficiencies related to stock-based compensation	(11)	(11)
Purchase of treasury stock	(25)		(25)
Stock Issued During Period Value Treasury Stock Vested		(90)	90
Ending Balance at Mar. 02, 2013	9,460	2,431	(234)	7,267	(4)
Net income (loss)	(5,873)			(5,873)
Other comprehensive income (loss)	(4)				(4)
Shares issued:
Exercise of stock options	3	3	0	0	0
Stock-based compensation	68	68
Tax deficiencies related to stock-based compensation	(13)	(13)
Purchase of treasury stock	(16)		(16)
Stock Issued During Period Value Treasury Stock Vested		(71)	71
Ending Balance at Mar. 01, 2014	$ 3,625	$ 2,418	$ (179)	$ 1,394	$ (8)